Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Revenues	$ 51,584		$ 54,657		$ 61,035	[1],[2]
Costs and expenses:
Cost of sales(a)	9,586	[3]	9,821	[3]	12,500	[3]
Selling, informational and administrative expenses(a)	14,355	[3]	15,171	[3]	17,581	[3]
Research and development expenses(a)	6,678	[3]	7,482	[3]	8,681	[3]
Amortization of intangible assets	4,599		5,109		5,465
Restructuring charges and certain acquisition-related costs	1,182	[4]	1,810	[4]	2,841	[4]
Other (income)/deductions––net	(532)		4,022		2,486
Income from continuing operations before provision for taxes on income	15,716	[5],[6],[7]	11,242	[5],[6],[7]	11,481	[2],[5],[6],[7]
Provision for taxes on income	4,306		2,221		3,621
Income from continuing operations	11,410		9,021		7,860
Discontinued operations:
Income from discontinued operations––net of tax	308	[8]	794	[8]	885	[8]
Gain on disposal of discontinued operations––net of tax	10,354	[8]	4,783	[8]	1,304	[8]
Discontinued operations––net of tax	10,662	[8]	5,577	[8]	2,189	[8]
Net income before allocation to noncontrolling interests	22,072		14,598		10,049
Less: Net income attributable to noncontrolling interests	69		28		40
Net income attributable to Pfizer Inc.	$ 22,003		$ 14,570		$ 10,009
Earnings per common share––basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders	$ 1.67		$ 1.21		$ 1.00
Discontinued operations––net of tax	$ 1.56		$ 0.75		$ 0.28
Net income attributable to Pfizer Inc. common shareholders	$ 3.23		$ 1.96		$ 1.28
Earnings per common share––diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders	$ 1.65		$ 1.20		$ 0.99
Discontinued operations––net of tax	$ 1.54		$ 0.74		$ 0.28
Net income attributable to Pfizer Inc. common shareholders	$ 3.19		$ 1.94		$ 1.27
Weighted-average shares––basic	6,813		7,442		7,817
Weighted-average shares––diluted	6,895		7,508		7,870
Cash dividends paid per common share	$ 0.96		$ 0.88		$ 0.80

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[3]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[4]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.
[5]	Income from continuing operations before provision for taxes on income.
[6]	2013 v. 2012––The decrease in the domestic loss was primarily due to income from a litigation settlement in the second quarter of 2013 with Teva and Sun for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S., lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, partially offset by lower revenues. The increase in international income is primarily related to the gain associated with the transfer of certain product rights to Pfizer’s equity-method investment in China (Hisun Pfizer) in 2013, lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity Initiatives and lower amortization of intangible assets, partially offset by lower revenues and higher asset impairments and related charges. For additional information about the litigation settlement with Teva and Sun, see Note 17A5. Commitments and Contingencies: Legal Proceedings––Certain Matters Resolved During 2013. For additional information about Hisun Pfizer, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[7]	2012 v. 2011––The increase in the domestic loss was primarily due to the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products; certain legal settlements and related charges, primarily associated with Rapamune, Celebrex, hormone-replacement therapy and Chantix; higher costs associated with the separation of Zoetis; and the payment to AstraZeneca to obtain the exclusive global OTC rights to Nexium, partially offset by lower acquisition-related costs. The increase in international income was due to lower amortization of intangible assets and charges resulting from fair value adjustments to inventory sold during the period, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, partially offset by the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products.
[8]	Includes (i) the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, (ii) the Nutrition business through November 30, 2012, the date of disposal and (iii) the Capsugel business through August 1, 2011, the date of disposal.